UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile  Molineaux

          Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

          (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 06/30/2012

Item 1.  Schedule of Investments.

Equinox Abraham Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	TOTAL INVESTMENTS - 0% (Cost $0)	$ -
	OTHER ASSETS & LIABILITIES - 100.0%	1,000
	TOTAL NET ASSETS - 100.0%	$ 1,000

Equinox Cantab Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	TOTAL INVESTMENTS - 0% (Cost $0)	$ -
	OTHER ASSETS & LIABILITIES - 100.0%	1,000
	TOTAL NET ASSETS - 100.0%	$ 1,000

Equinox Chesapeake Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	TOTAL INVESTMENTS - 0% (Cost $0)	$ -
	OTHER ASSETS & LIABILITIES - 100.0%	1,000
	TOTAL NET ASSETS - 100.0%	$ 1,000

Equinox Crabel Two Plus Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	TOTAL INVESTMENTS - 0% (Cost $0)	$ -
	OTHER ASSETS & LIABILITIES - 100.0%	1,000
	TOTAL NET ASSETS - 100.0%	$ 1,000

Equinox Eclipse Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 20.4%
	155	Eclipse Trading Company - Global Monetary Program LLC E2 + *	$ 13,870
TOTAL SYSTEMATIC TRADING COMPANIES
		(Cost $15,266)	13,870

		TOTAL INVESTMENTS - 20.4% (Cost $15,266) (a)	$ 13,870
		OTHER ASSETS & LIABILITIES - 79.6%	54,014
		TOTAL NET ASSETS - 100.0%	$ 67,884

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(1,396)
		Net unrealized depreciation:	$ (1,396)

*	Non-Income producing security
+	All or a portion of this investment is a holding of Equinox Eclipse Strategy Fund Limited

Equinox John Locke Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 19.9%
	3,478	John Locke Trading Company - Cyril Program LLC E2 + *	$ 294,023
TOTAL SYSTEMATIC TRADING COMPANIES
		(Cost $310,145)	294,023

		TOTAL INVESTMENTS - 19.9% (Cost $310,145) (a)	$ 294,023
		OTHER ASSETS & LIABILITIES - 80.1%	1,183,735
		TOTAL NET ASSETS - 100.0%	$ 1,477,758

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(16,122)
		Net unrealized depreciation:	$ (16,122)

*	Non-Income producing security
+	All or a portion of this investment is a holding of Equinox John Locke Fund Limited

Equinox QCM Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 22.2%
	26	QCM Trading Company - Global Diversified LLC E2 + *	$ 2,148
TOTAL SYSTEMATIC TRADING COMPANIES
		(Cost $2,441)	2,148

		TOTAL INVESTMENTS - 22.2% (Cost $2,441) (a)	$ 2,148
		OTHER ASSETS & LIABILITIES - 77.8%	7,539
		TOTAL NET ASSETS - 100.0%	$ 9,687

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(293)
		Net unrealized depreciation:	$ (293)

*	Non-Income producing security
+	All or a portion of this investment is a holding of Equinox QCM Fund Limited

Equinox Tiverton Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 14.5%
	15	Tiverton Trading Company - Discretionary Program, LLC E2 + *	$ 1,445
TOTAL SYSTEMATIC TRADING COMPANIES
		(Cost $1,429)	1,445

		TOTAL INVESTMENTS - 14.5% (Cost $1,429) (a)	$ 1,445
		OTHER ASSETS & LIABILITIES - 85.5%	8,553
		TOTAL NET ASSETS - 100.0%	$ 9,998

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 16
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 16

*	Non-Income producing security
+	All or a portion of this investment is a holding of Equinox Tiverton Strategy Fund Limited

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust's Fair Value Committee and in accordance with the Trust's Portfolio Valuation Procedures (the "Procedures"). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for each Fund’s assets and liabilities measured at fair value:

Equinox Eclipse Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 13,870	$ -	$ 13,870
Total	$ -	$ 13,870	$ -	$ 13,870

Equinox John Locke Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 294,023	$ -	$ 294,023
Total	$ -	$ 294,023	$ -	$ 294,023

Equinox QCM Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 2,148	$ -	$ 2,148
Total	$ -	$ 2,148	$ -	$ 2,148

Equinox Tiverton Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 1,445	$ -	$ 1,445
Total	$ -	$ 1,445	$ -	$ 1,445

There were no significant transfers in to or out of Level 1 and 2 during the current period presented. It is each Fund's policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the period.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Eclipse Strategy Fund with Equinox Eclipse Strategy Fund Limited ("EES-CFC"), Equinox John Locke Strategy Fund with Equinox John Locke Strategy Fund Limited ("EJLS-CFC"), Equinox QCM Strategy Fund with Equinox QCM Strategy Fund Limited (“EQCM-CFC”) and Equinox Tiverton Strategy Fund with Equinox Tiverton Strategy Fund Limited ("ETS-CFC") – The Consolidated Financial Statements include the accounts of EES-CFC, EJLS-CFC, EQCM-CFC and ETS-CFC, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Eclipse Strategy, John Locke Strategy, QCM Strategy and Tiverton Strategy may each invest up to 25% of their total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

EES-CFC, EJLS-CFC, EQCM-CFC and ETS-CFC utilize commodity based derivative products to facilitate Eclipse Strategy Fund's, John Locke Strategy Fund’s,  QCM Strategy Fund’s and Tiverton Strategy Fund's pursuit of their investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, Eclipse Strategy, John Locke Strategy, QCM Strategy and Tiverton Strategy may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at June 30, 2012	% Of Total Net Assets at June 30, 2012
EES-CFC	4/16/2012	$ 14,651	21.58%
EJLS-CFC	2/27/2012	$ 323,631	21.90%
EQCS-CFC	2/27/2012	$ 2,218	22.90%
ETS-CFC	4/23/2012	$ 1,445	14.45%

For tax purposes, EES-CFC, EJLS-CFC, EQCM-CFC, and ETS-CFC are exempted Cayman investment companies. EES-CFC, EJLS-CFC, EQCM-CFC and ETS-CFC have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EES-CFC, EJLS-CFC, EQCM-CFC and ETS-CFC are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, EES-CFC's , EJLS-CFC’s, EQCM-CFC’s and ETS-CFC's net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

8/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

8/24/12

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

8/24/12